As filed with the Securities and Exchange Commission on February 27, 2009
File Nos. 33-97598 and 811-09102

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Post-Effective Amendment No. 84	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 86	☒

(Check appropriate box or boxes)

iShares, Inc.
(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank & Trust Company
200 Clarendon Street
Boston, MA 02116
(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 597-2000

The Corporation Trust Company
300 E. Lombard Street
Baltimore, MD 21202
 (Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ.	BENJAMIN J. HASKIN, ESQ.	JESSICA N. BENTLEY, ESQ.
WILLKIE FARR & GALLAGHER LLP	WILLKIE FARR & GALLAGHER LLP	BARCLAYS GLOBAL INVESTORS, N.A.
787 SEVENTH AVENUE	1875 K STREET, N.W.	400 HOWARD STREET
NEW YORK, N.Y. 10019-6099	WASHINGTON, D.C. 20006-1238	SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐ Immediately upon filing pursuant to paragraph (b)	☒ On March 31, 2009 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)	☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)	☐ On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment

This Post-Effective Amendment No. 84 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying until March 31, 2009 the effectiveness of the registration statement for the iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”), filed in Post-Effective Amendment No. 58 on April 2, 2008, pursuant to paragraph (a) of Rule 485 of the 1933 Act. The effectiveness of the Registration Statement of the Fund was delayed in Post-Effective Amendment No. 62 on June 13, 2008, in Post-Effective Amendment No. 64 on June 20, 2008, in Post-Effective Amendment No. 65 on June 26, 2008, in Post-Effective Amendment No. 67 on July 7, 2008, in Post-Effective Amendment No. 69 on August 5, 2008, in Post-Effective Amendment No. 71 on September 3, 2008, in Post-Effective Amendment No. 73 on October 2, 2008, in Post-Effective Amendment No. 75 on October 31, 2008, in Post-Effective Amendment No. 77 on November 26, 2008, in Post-Effective Amendment No. 80 on December 30, 2008 and in Post-Effective Amendment No. 82 on January 29, 2009, each pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act.

This Post-Effective Amendment No. 84 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 58.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 84 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 27th of February 2009.

By:
Michael A. Latham*
President

Date: February 27, 2009

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 84 to the Registration Statement has been signed below by the following persons in the capacity and on the dates indicated.

By:
Lee T. Kranefuss*
Director

Date: February 27, 2009

John E. Martinez*
Director

Date: February 27, 2009

George G. C. Parker*
Director

Date: February 27, 2009

Cecilia H. Herbert*
Director

Date: February 27, 2009

Charles A. Hurty*
Director

Date: February 27, 2009

John E. Kerrigan*
Director

Date: February 27, 2009

Robert H. Silver*
Director

Date: February 27, 2009

Darrell Duffie**
Director

Date: February 27, 2009

Michael Latham*
President

Date: February 27, 2009

/s/ Jack Gee
Jack Gee
Treasurer

Date: February 27, 2009

*, **By:	/s/ Geoffrey D. Flynn
Geoffrey D. Flynn
Attorney in fact

Date: February 27, 2009

*
Powers of Attorney, each dated September 18, 2007, for Michael A. Latham, Lee T. Kranefuss, John E. Martinez, George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, and Robert H. Silver are incorporated by reference to Post-Effective Amendment No. 42.

**	Power of Attorney, dated June 19, 2008, for Darrell Duffie is incorporated herein by reference to Post-Effective Amendment No. 79, filed December 23, 2008.